LOANS PAYABLE (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF LOANS PAYABLE
As at	March 31, 2024	December 31, 2023
Opening balance	$85,058	$86,571
Repayment of loans payable	(81,685)	(6,747)
Accretion expense	-	5,234
Ending balance	$3,373	$85,058

SCHEDULE OF LOANS

	Start Date	Maturity Date	Rate	Carrying Value March 31, 2024	Carrying Value December 31, 2023
CEBA	2020-05-19	2024-03-28	0%	$-	$40,000
CEBA	2021-04-23	2024-03-28	0%	-	40,000
Vehicle loan	2019-08-30	2024-09-11	6.99%	3,373	5,058
Total				$3,373	$85,058